Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
FINANCIAL INSTRUMENTS
8	FINANCIAL INSTRUMENTS

8.1	Financial instruments by category

As of December 31, the classification of financial assets and liabilities by category is as follows:

	2020	2021
Financial assets according to the statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	900,168	957,178
- Trade accounts receivable and other accounts receivable (excluding non-financial assets)	1,092,763	974,196
- Financial assets related to concession agreements	775,677	814,293
- Accounts receivable from related parties	647,409	664,714
	3,416,017	3,410,381

Financial assets related to concession agreements are presented in the consolidated statement of financial position as the line items short-term trade accounts receivable and long-term trade accounts receivable.

	2020	2021
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost:
- Other financial liabilities	773,203	509,557
- Finance leases	52,391	9,836
- Lease liability for right-of-use asset	72,726	60,507
- Bonds	932,759	1,260,922
- Trade and other accounts payable(excluding non-financial liabilities)	1,403,074	1,178,830
- Accounts payable to related parties	80,115	101,716
	3,314,268	3,121,368

Other financial liabilities:
- Other provisions	534,207	576,194

8.2	Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed with reference to external risk ratings (if they exist) or based on historical information on the default rates of their counterparties.

As of December 31, the credit quality of financial assets is presented below:

	2020	2021
Cash and cash equivalents (*)
Banco de Credito del Peru S.A. (A+)	351,515	492,076
Citibank del Peru S.A. (A+)	128,100	110,232
Banco BBVA Peru S.A. (A+)	147,868	109,344
Scotiabank Peru S.A.A. (A+)	52,448	83,192
Banco Internacional del Peru S.A.A. (A+)	45,808	77,497
Banco Santander Chile (AAA)	17,174	32,835
Banco de la Nacion (A)	22,882	22,627
Banco de Bogota (BB+)	12,194	13,950
Banco Santander Perú S.A. (A+)	54,478	2,878
Banco Interamericano de Finanzas S.A. (A+)	277	2,114
Banco Pichincha S.A.A. (A)	2	2,045
Scotiabank Chile (A+)	2,114	1,566
Bancolombia S.A. (AAA)	8,516	937
Banco Santander de Negocios Colombia S.A. (AAA)	18,256	139
Banco de Credito e Inversiones Chile (AAA)	8,579	112
Alianza Fiduciaria S.A. (AA+)	21,247	51
Other	5,374	2,426
	896,832	954,020

For banks in Peru, these risk ratings are obtained from the risk rating agencies authorized by the Superintendence of Banking, Insurance and AFP (SBS). For banks in Chile, ratings are obtained from the risk rating agencies authorized by the Superintendence of Securities and Insurance (SVS) of Chile (Fitch Chile Clasificadora de Riesgo Ltda. and ICR International Credit Rating Cia Clasificadora de Riesgo Ltda.). For banks in Colombia, ratings are obtained from the following financial institutions: Fitch Ratings, Value and Risk Rating S.A., BRC Standard and Poor’s Rating and Technical Committe of BRC Investor Services S.A. SCV.

(*) The difference between the balances shown and the balances of the statement of financial position correspond to cash and remittances in transit (Note 9).

The credit quality of customers is assessed in three categories (internal classification):

A:	New customers/related parties (less than six months),
B:	Existing customers/related parties (with more than six months of trade relationship) with no previous default history; and
C:	Existing customers/related parties (with more than six months of trade relationship) with previous default history.

	2020	2021
Trade accounts receivable (Note 10)
Counterparties with no external risk rating
A	40,034	28,156
B	1,218,497	1,234,437
C	118,276	10,993
	1,376,807	1,273,586
Receivable from related parties and joint operators (Note 12)
B	647,409	664,714

The total balance of trade accounts receivable and accounts receivable from related parties is subject to the terms and conditions of the respective contract, none of which has been renegotiated.